Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per Share [Abstract]
Net income	$ 2,282	$ 17,239	$ 41,348
Less: Dividends to non-vested participating securities	(61)	(227)	0
Less: Undistributed earnings to non-vested participating securities	(10)	(105)	0
Net income attributable to common shareholders, basic	2,211	16,907	41,348
Undistributed earnings to non-vested participating securities	10	105	0
Undistributed earnings reallocated to non-vested participating securities	(10)	(51)	0
Interest effect of convertible notes	0	0	6,473
Net income attributable to common shareholders, diluted	$ 2,211	$ 16,961	$ 47,821
Weighted average common shares outstanding, basic (in shares)	18,394,419	17,439,033	15,332,191
Effect of Dilutive Securities [Abstract]
Warrants (in shares)	48,269	245,015	541,009
Non-vested participating securities (in shares)	0	0	169,522
Convertible notes shares (in shares)	0	0	3,091,031
Weighted average common shares outstanding, diluted (in shares)	18,442,688	17,684,048	19,133,753
Net income per share attributable to common shareholders, basic (in dollars per share)	$ 0.12	$ 0.97	$ 2.7
Net income per share attributable to common shareholders, diluted (in dollars per share)	$ 0.12	$ 0.96	$ 2.5
Non-vested participating shares (in shares)	607,580	294,231
Out-of-the-Money Warrants [Member]
Earnings per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)		38,332	81,230
Convertible Notes [Member]
Earnings per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)		930,416